Schedule of breakdown of cash and cash equivalents by original currency (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents by original currency	$ 97,669	$ 649,106	$ 559,462	$ 2,949,108
NTD [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents by original currency	49,913	292,335
EUR [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents by original currency	1,452	1,394
USD [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents by original currency	36,170	344,169
RMB [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents by original currency	$ 10,134	$ 11,208